Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Schwartz, Robert H.		Lang, Scott A.
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Summary Compensation Table Total for PEO ($) (3)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)(5)	Total Stockholder Return ($) (6)	Net Loss (in thousands) ($) (7)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2026	—	—	3,808,874	4,309,244	1,626,908	592,550	115.59	90,635
2025	2,780,039	(1,462,341)	3,900,571	4,297,652	3,238,761	3,338,054	110.77	(11,372)
2024	3,718,723	3,230,422	—	—	2,849,180	2,735,156	101.73	(9,128)

Named Executive Officers, Footnote	Represents compensation amounts reported in the “Summary Compensation Table” disclosed above for our former principal executive officer (“PEO”), Robert H. Schwartz.Represents compensation amounts reported in the “Summary Compensation Table” disclosed above for our current PEO, Scott A. Lang.
Adjustment To PEO Compensation, Footnote	CAP to our PEO for each year shown reflects the respective amounts from the Summary Compensation Table ("SCT"), adjusted, as noted below, in accordance with SEC rules. The amount included in column (b) above does not reflect the actual amount earned by, or paid to, our PEO for each of the fiscal years shown.
The following table reflects the adjustments made to determine the compensation actually paid to our PEO:

Year	2024 ($)	2025 ($)	2025 ($)	2026 ($)

PEO	R. Schwartz	R. Schwartz	S. Lang	S. Lang
SCT Total Compensation	3,718,723	2,780,039	3,900,571	3,808,874
Less: Stock award values reported in SCT for the Covered Year	(3,100,023)	—	(3,435,748)	(2,999,987)
Plus: Year End Fair Value for Stock Awards Granted in the Covered Year	2,849,656	—	3,832,829	4,310,199
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	150,162	—	—	(162,423)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	(388,097)	—	—	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	373,067	—	(647,419)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	(4,615,447)	—	—
Compensation Actually Paid	3,230,422	(1,462,341)	4,297,652	4,309,244
	The valuation of the equity granted to our PEO is based upon multiple factors, including grant date stock price, life of grant, volatility and risk-free rate. To determine the compensation actually paid, adjustments have been made to the fair value calculation to adjust for the change in stock price at year-end and vest date, adjustments in time to vest and life of grant and related volatility and risk-free rate.
Non-PEO NEO Average Total Compensation Amount	$ 1,626,908	$ 3,238,761	$ 2,849,180
Non-PEO NEO Average Compensation Actually Paid Amount	$ 592,550	3,338,054	2,735,156
Adjustment to Non-PEO NEO Compensation Footnote	Average “compensation actually paid” to our non-PEO NEOs for each year shown reflects the respective average amounts from the SCT, adjusted, as noted below, in accordance with SEC rules. The amount included in column (f) above does not reflect the actual amount earned by, or paid to, our non-PEO NEOs for each of the fiscal years shown. The following table reflects the adjustments made to determine the average compensation actually paid to our non-PEO NEOs:

Year	2024 ($)	2025 ($)	2026 ($)

Non-PEO NEOs	See Footnote 3 above	See Footnote 3 above	See Footnote 3 above
SCT Total Compensation	2,849,180	3,238,761	1,626,908
Less: Stock award values reported in SCT for the Covered Year	(2,365,687)	(2,606,544)	(496,414)
Plus: Year End Fair Value for Stock Awards Granted in the Covered Year	2,336,222	2,728,444	783,726
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(14,037)	1,519	(53,678)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	(70,522)	—	2,265
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	(24,126)	(549,700)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(720,557)
Compensation Actually Paid	2,735,156	3,338,054	592,550
	The valuation of the equity granted to our non-PEO NEOs is based upon multiple factors, including grant date stock price, life of grant, volatility and risk-free rate. To determine the average compensation actually paid, adjustments have been made to the fair value calculation to adjust for the change in stock price at year-end and vest date, adjustments in time to vest and life of grant and related volatility and risk-free rate.
Compensation Actually Paid vs. Total Shareholder Return
The graphs below show the relationship between (A) the compensation actually paid to our PEO and non-PEO NEOs in Fiscal 2024, Fiscal 2025 and Fiscal 2026 and (B) our (1) Total Stockholder Return and (2) Net Loss.
CAP, as noted above, is required under SEC rules and reflects adjustments to the value of unvested and vested equity awards during the years shown. Adjustments to the awards include change in stock price and valuation assumptions at remeasurement date and, for performance awards, changes to projected performance expectations. CAP generally fluctuates due to changes in stock prices and the related changes to the valuation assumptions.

Compensation Actually Paid vs. Net Income
The graphs below show the relationship between (A) the compensation actually paid to our PEO and non-PEO NEOs in Fiscal 2024, Fiscal 2025 and Fiscal 2026 and (B) our (1) Total Stockholder Return and (2) Net Loss.
CAP, as noted above, is required under SEC rules and reflects adjustments to the value of unvested and vested equity awards during the years shown. Adjustments to the awards include change in stock price and valuation assumptions at remeasurement date and, for performance awards, changes to projected performance expectations. CAP generally fluctuates due to changes in stock prices and the related changes to the valuation assumptions.

Total Shareholder Return Amount	$ 115.59	110.77	101.73
Net Income (Loss)	$ 90,635	(11,372)	(9,128)
Additional 402(v) Disclosure	Represents the average compensation amounts reported in the "Total" column in the SCT, disclosed above, for our non-PEO NEOs. The non-PEO NEOs in Fiscal 2024 and Fiscal 2025 were Christopher Guttman-McCabe and Ryan Gerbrandt. The non-PEO NEOs in Fiscal 2026 were Christopher Guttman-McCabe, Ryan Gerbrandt and Heather Martin. Represents the cumulative total stockholder return of the Company for the measurement periods ending March 31, 2026, March 31, 2025 and March 31, 2024, respectively.Represents the Net Loss of the Company as reflected in the Company's Consolidated Statements of Operations included in the Company's Annual Report for each of the periods presented.
Lang, Scott A. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,808,874	3,900,571
PEO Actually Paid Compensation Amount	$ 4,309,244	$ 4,297,652
PEO Name	Scott A. Lang	Scott A. Lang
Schwartz, Robert H. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,780,039	3,718,723
PEO Actually Paid Compensation Amount		$ (1,462,341)	$ 3,230,422
PEO Name		Robert H. Schwartz	Robert H. Schwartz
PEO | Lang, Scott A. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,999,987)	$ (3,435,748)
PEO | Lang, Scott A. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,310,199	3,832,829
PEO | Lang, Scott A. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(162,423)	0
PEO | Lang, Scott A. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Lang, Scott A. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Lang, Scott A. [Member] | Vesting Date Fair Value Of Equity Awards Granted In Prior Year And Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(647,419)	0
PEO | Schwartz, Robert H. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	$ (3,100,023)
PEO | Schwartz, Robert H. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	2,849,656
PEO | Schwartz, Robert H. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	150,162
PEO | Schwartz, Robert H. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(388,097)
PEO | Schwartz, Robert H. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,615,447)	0
PEO | Schwartz, Robert H. [Member] | Vesting Date Fair Value Of Equity Awards Granted In Prior Year And Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		373,067	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(496,414)	(2,606,544)	(2,365,687)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	783,726	2,728,444	2,336,222
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,678)	1,519	(14,037)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,265	0	(70,522)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(720,557)	0	0
Non-PEO NEO | Vesting Date Fair Value Of Equity Awards Granted In Prior Year And Vested In Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (549,700)	$ (24,126)	$ 0